Ordinary Shares	12 Months Ended
Dec. 31, 2020
Ordinary Shares
Ordinary Shares

23. Ordinary Shares

Upon inception, each ordinary share was issued at a par value of US$0.00025 per share. Various numbers of ordinary shares were issued to share-based compensation award recipients. As of December 31, 2019 and 2020, the authorized share capital of the Company is US$1,000 divided into 4,000,000,000 shares, comprising of: 2,503,736,290 Class A Ordinary Shares, 128,293,932 Class B Ordinary Shares, 148,500,000 Class C Ordinary Shares, each at a par value of US$0.00025 per share, and 1,219,469,778 shares of a par value of US$0.00025 each of such class or classes as the board of directors may determine.

On June 15, 2020 and subsequently on June 18, 2020, the Company consummated the follow-on offering of a total of 82,800,000 American depositary shares (the "ADSs") at a price of US$5.95 per ADS.

On September 2, 2020, the Company consummated another follow-on offering of a total of 101,775,000 American depositary shares (the "ADSs") at a price of US$17.00 per ADS.

On December 16, 2020 and subsequently on December 17, 2020, the Company consummated another follow-on offering of a total of 78,200,000 American depositary shares (the "ADSs") at a price of US$39.00 per ADS.

As of December 31, 2019 and 2020, 4,000,000,000 ordinary shares were authorized. 1,067,467,877 and 1,529,031,103 shares were issued and 1,064,472,660 and 1,526,539,388 shares were outstanding as of December 31, 2019 and 2020, respectively.